CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 827,683.0	$ 11,967.7	₨ 667,458.7	₨ 552,686.8
Trading securities	8,892.9	128.6	4,049.1	5,041.8
Available for sale debt securities	190,992.5	2,761.6	158,209.2	154,618.6
Other	14,146.5	204.5	13,748.3	13,207.1
Total interest and dividend revenue	1,041,714.9	15,062.4	843,465.3	725,554.3
Interest expense:
Deposits	410,026.4	5,928.7	326,717.8	308,078.3
Short-term borrowings	39,054.3	564.7	26,004.4	21,821.9
Long-term debt	85,081.1	1,230.2	67,297.5	43,781.1
Other	47.5	0.7	295.0	77.4
Total interest expense	534,209.3	7,724.3	420,314.7	373,758.7
Net interest revenue	507,505.6	7,338.1	423,150.6	351,795.6
Provision for credit losses	72,279.3	1,045.1	59,397.8	37,951.4
Net interest revenue after provision for credit losses	435,226.3	6,293.0	363,752.8	313,844.2
Non-interest revenue, net:
Fees and commissions	134,155.2	1,939.8	120,060.9	94,120.3
Trading securities gain/(loss), net	1,028.4	14.9	(63.4)	467.2
Realized gain/(loss) on sales of available for sale debt securities, net	2,596.0	37.5	10,853.2	9,606.2
Other than temporary impairment losses on available for sale debt securities	(1,081.0)	(15.6)	(149.1)	(13.4)
Foreign exchange transactions	1,917.8	27.7	6,209.5	11,282.7
Derivatives gain/(loss), net	12,409.1	179.4	6,742.6	(5,738.5)
Other, net	9,096.7	131.5	953.3	601.6
Total non-interest revenue, net	160,122.2	2,315.2	144,607.0	110,326.1
Total revenue, net	595,348.5	8,608.2	508,359.8	424,170.3
Non-interest expense:
Salaries and staff benefits	104,652.6	1,513.2	98,483.7	92,663.0
Premises and equipment	29,527.7	426.9	29,816.9	28,024.2
Depreciation and amortization	12,247.8	177.1	9,678.9	8,876.9
Administrative and other	108,960.4	1,575.5	93,272.9	74,637.7
Amortization of intangible assets	1.0	0.0	1.0	3.0
Total non-interest expense	255,389.5	3,692.7	231,253.4	204,204.8
Income before income tax expense	339,959.0	4,915.5	277,106.4	219,965.5
Income tax expense	119,393.5	1,726.3	98,272.5	79,224.9
Net income before noncontrolling interest	220,565.5	3,189.2	178,833.9	140,740.6
Less: Net income attributable to shareholders of noncontrolling interest	461.7	6.7	319.0	210.8
Net income attributable to HDFC Bank Limited	₨ 220,103.8	$ 3,182.5	₨ 178,514.9	₨ 140,529.8
Per share information:
Earnings per equity share-basic | (per share)	₨ 82.13	$ 1.19	₨ 69.18	₨ 55.23
Earnings per equity share-diluted | (per share)	81.31	1.18	68.29	54.57
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic | (per share)	246.39	3.57	207.54	165.69
Earnings per ADS-diluted | (per share)	243.93	3.54	204.87	163.71
Dividends declared per equity share | (per share)	₨ 15.0	$ 0.2	₨ 13.0	₨ 11.0